Business Combinations and Acquisitions of Non-Controlling Interests	12 Months Ended
Dec. 31, 2017
Business Combinations and Acquisitions of Non-Controlling Interests [Abstract]
Business Combinations and Acquisitions of Non-Controlling Interests
Business combinations and acquisitions of non-controlling interests

Business combinations
2017
Acquisition by Coltel of control over Telebucaramanga, Metrotel and Optecom
On 30 September 2017, as part of the early termination agreement regarding the contract with PARAPAT (refer to Note 2), Colombia Telecomunicaciones, S.A. ESP (Coltel) acquired control of the Colombian companies Empresa de Telecomunicaciones de Telebucaramanga S.A. ESP (“Telebucaramanga”), operating in the city of Bucaramanga; Metropolitana de Telecomunicaciones S.A. ESP (“Metrotel”); and Operaciones Tecnológicas y Comerciales S.A.S. (“Optecom”), operating in the city of Barranquilla, for an overall price of 509,975 million Colombian pesos (approximately 147 million euros on the transaction date). These companies primarily provide fixed telephony, data, pay TV, installation and maintenance services.
As a result of assuming control over these companies, Coltel buttressed its position as the telecom leader in Colombia. The combination of infrastructures, product portfolio and commercial network will be useful for maximizing the penetration of products in mobile and fixed segments of both customer bases, and also increasing the volume of corporate and SME customers. Synergies can also be built to reduce operating expenses and lower investments in transmission networks, and the economy of scale can be harnessed regarding installation expenses and possibly duplicated infrastructure.
The following table summarizes the consideration, fair values of the assets and liabilities identified on acquisition and the generated goodwill:

Millions of euros
Consideration paid for the acquisition of control (1)	147
Fair value of the prior stake	41
Fair value of the minority stake	3
Consideration	191
Intangible assets	21
Customer relationships	20
Other intangible assets	1
Property, plant and equipment	113
Deferred tax assets	10
Other non-current assets	7
Cash and cash equivalents	13
Other current assets	22
Deferred tax liabilities	(10)
Other non-current liabilities	(99)
Current liabilities	(33)
Fair value of net assets	44
Goodwill (Note 7)	147

(1) Excluding the proportion assumed by the non-controlling shareholder and the cash and cash equivalents contributed by the companies at the moment of its inclusion in the consolidation scope, the impact in the consolidated cash flow amounted to 85 million euros (see Note 20).
As of the date when the present consolidated financial statements were drawn up, the process for allocating the purchase price is provisional. This analysis should conclude in the coming months, yet will not last longer than twelve months from the acquisition date stipulated in the standard.
2016
No significant business combinations were carried out in 2016.
2015
Acquisition of GVT
On September 19, 2014 Telefónica, S.A. signed an agreement with Vivendi, S.A. for the acquisition by Telefónica Brasil, S.A. of Global Village Telecom, S.A. and its holding company GVT Participações, S.A. (jointly "GVT") for a cash consideration of 4,663 million euros (through payment in cash and debt assumption), as well as delivery of shares representing 12% of the share capital of the new Telefónica Brasil, S.A. resulting from the integration with GVT.
Once the pertinent regulatory authorizations were obtained, the Extraordinary General Shareholders Meeting of Telefónica Brasil, S.A. held on 28 May, 2015, approved the acquisition.
The table below sets out the consideration transferred, the fair values of the assets and liabilities identified at the acquisition date, and the goodwill generated.

Millions of euros
Gross cash consideration (date of agreement)	4,663
Contingent consideration	102
Fair value of 12% of Telefónica Brasil transferred	2,476
Consideration transferred	7,241
Price adjustment for net debt and hedges	(2,168)
Intangible assets	835
Customer relationships	751
Other intangible assets	84
Property, plant and equipment	2,374
Deferred tax assets	182
Accounts receivable	282
Other assets	256
Cash and cash equivalents	116
Financial debt	(2,102)
Trade and other payables	(202)
Provisions	(208)
Other liabilities	(217)
Fair value of net assets	1,316
Goodwill	3,757

Acquisition of control of DTS
Once the relevant competence authorizations were obtained, on April 30, 2015 the acquisition by Telefónica of 56% of the share capital of Distribuidora de Televisión Digital, S.A. (DTS). The total consideration amounted to 725 million euros.
The table below sets out the total consideration, the fair values of the assets and liabilities identified at acquisition date, and the goodwill generated.

Millions of euros
Cash payment 56% stake	725
Fair value of the prior stake	739
Intangible assets	378
Customer relationships	362
Other intangible assets	16
Property, plant and equipment	91
Deferred tax assets	454
Trade and other receivables	137
Other assets	213
Financial debt	(350)
Trade and other payables	(367)
Other liabilities	(66)
Fair value of net assets	490
Goodwill	974

Transactions with non-controlling interests
2017
Share swap with KPN
In March 2017 Telefónica entered into a swap agreement with Koninklijke KPN NV (hereinafter, KPN) to deliver 72.0 million of its treasury shares (representing 1.43% of its share capital) in exchange for 178.5 million shares of its subsidiary Telefónica Deutschland Holding AG, representing 6.0% of the share capital of the latter (see Note 12). Thus, this transaction did not imply any cash movements.
The exchange ratio was determined based on the average of the volume weighted average price of the respective shares over the last five trading sessions. The impact in the consolidated statement of changes in equity was a decrease in net equity attributable to minority interests amounting to 671 million euros (Note 12.h), an increase in treasury shares amounting to 754 million euros and a decrease in retained earnings amounting to 83 million euros.
As a result of this agreement, Telefónica increased from 63.2% to 69.2% its shareholding in Telefonica Deutschland.
Sale of 24.8% and 15.2% of the total share capital of Telxius Telecom, S.A.
On February 20, 2017 Telefónica reached an agreement for the sale of up to 40% of the total share capital of Telxius Telecom, S.A. to KKR, for a total amount of 1,275 million euros (12.75 euros per share).
The aforementioned agreement included a purchase agreement for the sale of 62 million shares (representing 24.8% of the share capital) of Telxius Telecom, S.A. for a price of 790.5 million euros, as well as options over 38 million shares (representing 15.2% of the share capital) for a price of at least 484.5 million euros.
These options corresponded to a call option exercisable by KKR and to a put option exercisable by Telefónica upon maturity of the call option.
On October 24, 2017, after obtaining all the relevant regulatory approvals, Telefónica transferred 62 million shares of Telxius (representing 24.8% of its share capital) to KKR in exchange for 790.5 million euros (12.75 euros per share).
On November 13, 2017 KKR exercised the call option foreseen in the Agreement over 38 million shares of Telxius (representing 15.2% of its share capital) in exchange for 484.5 million euros (12.75 euros per share).
Following the closing of this sale of 15.2% of the share capital of Telxius, in December 2017, together with 24.8% of the share capital acquired on October 24, 2017, KKR had acquired 40% of the share capital of Telxius in exchange for an aggregate amount of 1,275 million euros (see Note 20).
These transactions had no impact on the consolidated results of the Telefónica Group as it consisted of the sale of minority interests, with Telefónica retaining control over Telxius. The impact in the consolidated statement of changes in equity was an increase in net equity attributable to minority interests amounting to 690 million euros (Note12.h), an increase in retained earnings amounting to 570 million euros, and a decrease in translation differences of 9 million euros.
2016
No significant transactions with non-controlling interests were carried out in 2016.
2015
Acquisition from Vivendi of 4.5% of Telefónica Brasil
On June 24, 2015 in accordance with the commitments undertaken in the acquisition agreement with GVT, Telefónica proceeded to deliver (through its fully-owned subsidiary Telco TE, S.p.A.) 1,110 million ordinary shares in Telecom Italia, S.p.A. representing 8.2% of the voting equity of Telecom Italia, S.p.A. (equivalent to 5.7% of its share capital) to Vivendi, S.A. and received from Vivendi, S.A. all of the ordinary shares and part of the preference shares of Telefônica Brasil, S.A. which Vivendi, S.A. had received from the sale of GVT, which jointly represent 4.5% of the share capital of Telefônica Brasil, S.A. The fair value of the Telecom Italia, S.p.A. shares delivered to Vivendi as part of the consideration has been calculated on the basis of their market price at the date of the approval of the operation, amounting to 1,264 million euros. The difference between the aforementioned value and the valuation of the minority interest in Telefônica Brasil had an adverse effect on “Equity attributable to the parent Company” in the amount of 277 million euros.
After the acquisition of the 4.5% stake of Telefônica Brasil, S.A. from Vivendi, S.A., the stake of the Telefónica Group increased to 70.13% (70.22% considering Telefônica Brasil, S.A. treasury shares).
Agreement with Vivendi for the exchange of shares of Telefônica Brasil for treasury shares of Telefónica, S.A.
In September 2015, after the regulatory approval from CADE, Telefónica delivered to Vivendi 46.0 million of its treasury shares representing 0.95% of its share capital with an effect on treasury shares and in retained earnings in the amount of 555 million euros and 69 million euros, respectively (see Note 12), in exchange for 58.4 million preferred shares of Telefônica Brasil, S.A, (received by Vivendi, S.A. in the context of the acquisition of GVT Participaçoes, S.A.) representing approximately 3.5% of the share capital of Telefônica Brasil, S.A.
After the acquisition the stake of Telefónica Group increased to 73.6%.

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